GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	COMMON STOCKS - 96.52%
	Australia - 4.61%
2,547	Afterpay, Ltd. (a)	$109,999
2,169	AGL Energy, Ltd.	25,660
4,661	Ampol, Ltd.	94,974
9,672	APA Group - Stapled Security (f)	74,787
1,414	ASX, Ltd.	84,045
24,501	Aurizon Holdings Ltd.	83,374
12,006	Australia & New Zealand Banking Group, Ltd.	155,779
3,326	BHP Billiton, Ltd.	82,810
50,880	BlueScope Steel, Ltd.	419,140
5,242	Brambles, Ltd.	39,747
14,061	CIMIC Group, Ltd.	236,289
7,100	Coca-Cola Amatil, Ltd.	42,766
2,579	Cochlear, Ltd.	338,593
42,802	Coles Group, Ltd.	508,801
6,172	Commonwealth Bank of Australia	298,072
2,684	CSL, Ltd.	533,816
7,995	Evolution Mining, Ltd.	31,760
23,131	Fortescue Metals Group, Ltd.	224,871
477	Macquarie Group, Ltd.	39,587
8,717	Magellan Financial Group Ltd.	355,963
103,275	Medibank Private, Ltd.	214,114
9,139	National Australia Bank, Ltd.	115,812
3,980	Newcrest Mining, Ltd.	88,253
2,405	Northern Star Resources, Ltd.	22,681
10,078	QBE Insurance Group, Ltd.	62,192
2,762	REA Group, Ltd.	208,126
540	Rio Tinto, Ltd.	36,976
23,220	Santos, Ltd.	86,299
1,891	Sonic Healthcare, Ltd.	39,932
42,422	South32, Ltd.	60,058
9,926	Suncorp Group, Ltd.	63,783
12,878	Telstra Corp., Ltd.	27,953
7,021	Transurban Group - Stapled Security (f)	68,853
8,803	Wesfarmers, Ltd.	273,704
10,895	Westpac Banking Corp.	136,551
3,978	Woodside Petroleum, Ltd.	60,118
14,478	Woolworths, Ltd.	373,195
		5,719,433
	Austria - 0.59%
4,191	ANDRITZ AG	152,807
1,125	Erste Group Bank AG (a)	26,569
7,188	OMV AG	242,550
6,958	Raiffeisen Bank International AG	124,362
695	Verbund AG	31,214
7,277	voestalpine AG	157,149
		734,651

	Belgium - 1.11%
4,843	Ageas SA	171,634
4,100	Anheuser-Busch InBev SA	202,114
1,246	Elia Group SA/NV	135,553
1,386	Galapagos NV (a)	273,564
508	Groupe Bruxelles Lambert SA	42,550
487	Sofina SA	128,593
2,744	UCB SA	318,430
2,143	Umicore SA	101,158
		1,373,596
	Canada - 9.22%
2,206	Agnico Eagle Mines, Ltd.	141,255
28,250	Air Canada (a)	352,709
8,945	Algonquin Power & Utilities Corp.	115,634
7,200	Alimentation Couche-Tard, Inc. - Series B	225,769
3,399	AltaGas, Ltd.	39,183
21,483	B2Gold Corp.	122,163
4,389	Bank of Montreal	233,610
10,568	Barrick Gold Corp.	284,361
3,947	Bausch Health Cos., Inc. (a)	72,218
1,509	BCE, Inc.	62,934
6,750	Brookfield Asset Management, Inc. - Class A	222,149
2,326	Cameco Corp.	23,849
2,109	Canadian Imperial Bank of Commerce	140,963
442	Canadian National Railway Co.	39,105
7,214	Canadian Natural Resources, Ltd.	125,140
280	Canadian Pacific Railway, Ltd.	71,221
287	Canadian Tire Corp., Ltd.- Class A	24,869
1,394	Canadian Utilities Ltd. - Class A	34,706
86,916	Cenovus Energy, Inc. (a)	406,538
985	CGI, Inc. (a)	62,056
29,032	CI Financial Corp.	369,315
525	Constellation Software, Inc.	592,787
4,819	Dollarama, Inc.	160,302
4,391	Emera, Inc.	172,781
18,226	Empire Co., Ltd. - Series A	436,452
6,941	Enbridge, Inc.	211,052
5,315	Fortis, Inc.	202,131
1,440	Franco-Nevada Corp.	201,161
3,090	George Weston, Ltd.	226,356
2,256	Great-West Lifeco, Inc.	39,550
4,951	Hydro One, Ltd.	93,105
5,011	iA Financial Corp., Inc.	167,796
1,007	IGM Financial, Inc.	24,470
15,715	Imperial Oil, Ltd.	252,811
1,169	Intact Financial Corp.	111,260
17,938	Kinross Gold Corp. (a)	129,488
2,709	Kirkland Lake Gold Ltd.	111,545
6,709	Loblaw Cos., Ltd.	326,703

7,650	Magna International, Inc.	340,689
25,276	Manulife Financial Corp.	343,877
2,573	Metro, Inc.	106,134
2,357	National Bank of Canada	106,808
1,577	Onex Corp.	71,242
591	Open Text Corp.	25,097
2,808	Pan American Silver Corp.	85,278
3,457	Power Corp. of Canada	60,808
1,968	Ritchie Bros Auctioneers, Inc.	80,120
9,264	Royal Bank of Canada	628,541
1,602	Saputo, Inc.	38,197
649	Shopify, Inc. - Class A (a)	616,574
1,709	Sun Life Financial, Inc.	62,804
5,581	Suncor Energy, Inc.	94,099
4,569	TC Energy Corp.	195,199
2,044	TELUS Corp.	34,283
4,974	The Bank of Nova Scotia	205,833
10,374	The Toronto-Dominion Bank	462,994
2,673	Thomson Reuters Corp.	181,613
1,226	TMX Group Ltd.	121,218
4,318	Wheaton Precious Metals Corp.	189,914
10,248	WSP Global, Inc.	628,498
24,961	Yamana Gold, Inc.	135,690
		11,445,007
	Denmark - 2.63%
311	A.P. Moeller - Maersk AS - Class A	340,065
314	A.P. Moeller - Maersk AS - Class B	368,010
2,617	Ambu A/S - Class B	82,729
1,217	Carlsberg AS - Series B	161,384
2,310	Coloplast AS - Series B	360,055
14,142	Danske Bank AS	189,057
1,050	DSV AS	128,977
566	Genmab AS	190,851
14,384	Novo Nordisk AS - Series B	937,085
2,038	Orsted AS	235,188
3,470	Pandora AS	189,512
778	Vestas Wind Systems AS	79,670
		3,262,583
	Finland - 0.79%
2,580	Elisa OYJ	156,996
5,094	Fortum OYJ	97,184
999	Kone OYJ - Series B	68,900
2,519	Neste OYJ	98,936
10,599	Orion OYJ - Class B	513,990
1,513	UPM-Kymmene OYJ	43,823
		979,829
	France - 10.59%
2,209	Air Liquide SA	319,391
1,643	Alstom SA	76,565
604	Amundi SA (a)	47,482
335	Arkema SA	32,201
6,890	Atos SE (a)	590,699

3,572	AXA SA	75,165
2,579	BioMerieux	354,184
7,222	BNP Paribas SA (a)	288,546
90,143	Bollore SA	284,433
5,605	Bouygues SA (a)	191,996
840	Capgemini SE	96,937
14,006	Carrefour SA	217,205
695	Casino Guichard Perrachon SA (a)	25,748
8,316	Cie de Saint-Gobain (a)	300,048
328	Cie Generale des Etablissements Michelin SCA	34,188
20,289	CNP Assurances (a)	235,320
22,956	Credit Agricole SA (a)	217,982
3,625	Danone SA	251,622
175	Dassault Systemes SE	30,379
1,242	Edenred	54,472
2,670	Eiffage SA (a)	244,749
5,417	Engie SA (a)	67,181
874	EssilorLuxottica SA (a)	112,403
7,576	Faurecia SA (a)	297,649
608	Hermes International	510,479
1,382	Ingenico Group SA (a)	222,051
4,852	Ipsen SA	411,601
643	Kering SA	351,539
10,225	La Francaise des Jeux SAEM	316,034
1,360	Legrand SA	103,336
2,346	L'Oreal SA	757,160
2,579	LVMH Moet Hennessy Louis Vuitton SE	1,138,611
117,047	Natixis SA (a)	308,714
24,433	Peugeot SA (a)	400,678
6,932	Publicis Groupe SA	225,185
815	Safran SA (a)	81,982
8,167	Sanofi-Aventis SA	832,905
1,578	Sartorius Stedim Biotech	400,080
2,818	Schneider Electric SE	313,464
1,769	SCOR SE (a)	48,856
1,778	SEB SA	294,932
12,904	Societe Generale SA (a)	215,750
352	Sodexo SA	23,868
8,682	Suez Environnement Co. SA	102,044
413	Teleperformance	105,183
14,585	Total SA	562,372
1,065	Ubisoft Entertainment SA (a)	88,193
11,053	Valeo SA	291,525
8,317	Veolia Environnement SA	187,807
3,508	Vinci SA	325,272
879	Worldline SA (a)	76,639
		13,142,805
	Germany - 6.50%
2,175	adidas AG (a)	573,440
2,105	Allianz SE	430,139
6,645	Bayer AG	492,549
2,288	Beiersdorf AG	260,177

2,052	Brenntag AG	108,797
1,040	Carl Zeiss Meditec AG	101,267
685	Covestro AG	26,090
1,888	Delivery Hero SE (a)	194,024
1,901	Deutsche Boerse AG	344,035
29,809	Deutsche Lufthansa AG (a)(b)	299,058
12,788	Deutsche Post AG (a)	469,571
16,977	Deutsche Telekom AG	284,860
360	Fresenius Medical Care AG & Co. KGaA (a)	30,971
2,745	Fresenius SE & Co. KGaA (a)	136,434
1,249	Hannover Rueck SE	215,856
6,746	HeidelbergCement AG	361,123
1,149	Hochtief AG	102,237
6,239	Infineon Technologies AG	146,193
1,772	KION Group AG	109,101
2,052	Knorr-Bremse AG	208,248
1,822	Merck KGaA	212,167
16,235	METRO AG	154,072
422	MTU Aero Engines AG	73,470
421	Muenchener Rueckversicherungs-Gesellschaft AG	109,626
3,765	Nemetschek SE	258,700
5,535	Puma SE (a)	429,154
7,294	RWE AG	255,340
4,888	SAP SE	683,288
2,161	Scout24 AG	167,191
877	Siemens AG	103,430
731	Siemens Healthineers AG	35,138
339	Symrise AG	39,611
1,978	Uniper SE	63,828
545	Vonovia SE	33,312
7,765	Zalando SE (a)	550,851
		8,063,348
	Hong Kong - 2.40%
72,146	AIA Group, Ltd.	675,114
19,890	BOC Hong Kong Holdings, Ltd.	63,686
52,531	CK Hutchison Holdings, Ltd.	340,169
27,576	CK Asset Holdings, Ltd.	165,368
58,085	Dairy Farm International Holdings, Ltd.	271,414
1,758	Hang Seng Bank, Ltd.	29,609
37,145	HK Electric Investments & HK Electric Investments, Ltd. - Stapled Security (f)	38,582
23,999	HKT Trust and HKT, Ltd. - Stapled Security (f)	35,218
10,693	Hong Kong Exchange & Clearing, Ltd.	455,433
2,811	Jardine Matheson Holdings, Ltd.	117,530
11,846	Jardine Strategic Holdings, Ltd.	255,531
155,130	PCCW, Ltd.	88,698
8,517	Swire Pacific, Ltd. - Class A	45,266
22,687	Techtronic Industries Co., Ltd.	224,478
36,498	WH Group, Ltd.	31,541
17,129	Wheelock & Co., Ltd. (g)	135,396
		2,973,033

	Ireland - 0.34%
1,417	CRH PLC	48,773
559	DCC PLC	46,645
264	Flutter Entertainment PLC	34,587
5,189	James Hardie Industries PLC	99,984
246	Kerry Group PLC - Series A	30,424
643	Kingspan Group PLC	41,056
3,543	Smurfit Kappa Group PLC	119,065
		420,534
	Isle Of Man - 0.10%
13,132	GVC Holdings PLC	120,366
	Israel - 0.56%
1	International Flavors & Fragrances, Inc.	69
713	Nice, Ltd. (a)	134,402
26,574	Teva Pharmaceutical Industries, Ltd. - ADR (a)	327,658
920	Wix.com, Ltd. (a)	235,722
		697,851
	Italy - 2.71%
15,454	Assicurazioni Generali SpA	234,749
2,326	Atlantia SpA (a)	37,624
1,386	DiaSorin SpA	266,174
52,665	Enel SpA	455,468
15,151	Eni SpA	145,237
14,455	FinecoBank Banca Fineco SpA (a)	195,634
10,674	Infrastrutture Wireless Italiane SpA	107,148
24,327	Intesa Sanpaolo SpA (a)	46,749
7,122	Moncler SpA (a)	273,865
4,536	Nexi SpA (a)	78,656
5,527	Pirelli & C SpA (a)	23,514
25,563	Poste Italiane SpA	223,298
4,911	Prysmian SpA	113,926
3,313	Recordati SpA	165,777
25,012	Snam SpA	121,937
953,392	Telecom Italia SpA	375,955
950,413	Telecom Italia SpA - Savings Shares	369,901
19,073	Terna Rete Elettrica Nazionale SpA	131,556
		3,367,168
	Japan - 22.01%
2,535	ABC-Mart, Inc.	148,712
6,122	Acom Co., Ltd.	23,428
4,821	Advantest Corp.	275,137
4,688	Aeon Co., Ltd.	109,064
7,946	Asahi Intecc Co., Ltd.	226,782
24,851	Astellas Pharma, Inc.	415,001
2,653	Bandai Namco Holdings, Inc.	139,649
921	Benesse Holdings, Inc.	24,701
10,130	Brother Industries, Ltd.	183,020
7,477	Calbee, Inc.	206,662
4,926	Casio Computer Co., Ltd.	85,937
166	Central Japan Railway Co.	25,673
8,283	Chugai Pharmaceutical Co., Ltd.	443,472
5,715	Coca-Cola Bottlers Japan, Inc.	103,650
630	Cosmos Pharmaceutical Corp.	96,664

4,674	CyberAgent, Inc.	229,744
1,357	Dai Nippon Printing Co., Ltd.	31,198
1,403	Daifuku Co., Ltd.	122,948
3,536	Daiichi Sankyo Co., Ltd.	289,215
505	Daikin Industries, Ltd.	81,709
490	Disco Corp.	119,505
3,051	Eisai Co., Ltd.	242,399
243	Fast Retailing Co., Ltd.	139,670
1,957	FUJIFILM Holdings Corp.	83,763
1,626	Fujitsu, Ltd.	190,377
7,818	Fukuoka Financial Group, Inc.	123,610
435	GMO Payment Gateway, Inc.	45,498
4,154	Hakuhodo DY Holdings, Inc.	49,578
822	Hamamatsu Photonics KK	35,794
2,169	Hitachi Metals, Ltd.	25,997
10,543	Hitachi, Ltd.	335,107
18,190	Honda Motor Co., Ltd.	465,549
5,028	Hoya Corp.	481,476
8,397	Hulic Co., Ltd.	79,276
38,911	Inpex Corp.	242,970
4,584	Ito En, Ltd.	258,761
18,886	ITOCHU Corp.	408,652
3,120	Itochu Techno-Solutions Corp.	117,333
32,630	Japan Post Holdings Co., Ltd.	232,870
19,221	Japan Post Insurance Co Ltd.	253,263
10,483	JGC Holdings Corp.	110,542
3,182	JSR Corp.	61,730
97,944	JXTG Holdings, Inc.	349,128
8,068	Kakaku.com, Inc.	205,526
1,931	Kamigumi Co., Ltd.	37,976
2,539	Kao Corp.	201,489
17,415	KDDI Corp.	519,614
680	Keyence Corp.	284,962
2,949	Kikkoman Corp.	142,430
1,469	Kobayashi Pharmaceutical Co., Ltd.	129,161
2,891	Kobe Bussan Co, Ltd.	164,167
2,291	Kose Corp.	277,319
930	Kyowa Hakko Kirin Co., Ltd.	24,482
1,959	Lasertec Corp.	185,185
1,447	Lawson, Inc.	72,785
3,033	LINE Corp. (a)	152,649
4,011	Lion Corp.	96,471
10,427	LIXIL Group Corp.	146,440
4,662	M3, Inc.	198,047
60,169	Marubeni Corp.	273,312
60,790	Mebuki Financial Group, Inc.	141,608
1,739	Medipal Holdings Corp.	33,564
2,262	MEIJI Holdings Co., Ltd.	180,001
7,536	MISUMI Group, Inc.	189,217
57,415	Mitsubishi Chemical Holdings Corp.	334,825
14,173	Mitsubishi Corp.	299,500
3,234	Mitsubishi Gas Chemical Co., Inc.	49,187

4,828	Mitsubishi Heavy Industries, Ltd.	113,990
39,085	Mitsubishi UFJ Financial Group, Inc.	153,820
40,974	Mitsubishi UFJ Lease & Finance Co., Ltd.	195,522
1,736	Mitsui & Co., Ltd.	25,722
9,672	Mitsui Chemicals, Inc.	202,301
1,181	Miura Co., Ltd.	49,212
65,600	Mizuho Financial Group, Inc.	80,691
10,575	MonotaRO Co., Ltd.	424,887
2,890	MS & AD Insurance Group Holdings, Inc.	79,587
2,991	Murata Manufacturing Co., Ltd.	176,315
1,187	Nabtesco Corp.	36,734
2,287	Nexon Co., Ltd.	51,587
2,285	Nihon M&A Center, Inc.	103,917
285	Nintendo Co., Ltd.	127,415
2,244	Nippon Paint Holdings Co., Ltd.	163,670
24,313	Nippon Telegraph & Telephone Corp.	566,480
1,498	Nissin Foods Holdings Co., Ltd.	132,723
1,636	Nitori Holdings Co., Ltd.	320,769
31,686	Nomura Holdings, Inc.	142,384
3,920	Nomura Real Estate Holdings, Inc.	72,980
5,232	Nomura Research Institute, Ltd.	142,900
21,620	NTT DoCoMo, Inc.	573,968
17,264	Obayashi Corp.	162,307
471	Obic Co., Ltd.	83,009
24,028	Olympus Corp.	462,599
3,479	OMRON Corp.	233,017
4,253	Ono Pharmaceutical Co., Ltd.	124,130
1,043	Oracle Corp.	123,713
360	Oriental Land Co., Ltd.	47,573
16,144	ORIX Corp.	200,464
5,501	Osaka Gas Co., Ltd.	108,738
3,368	Osaka Securities Exchange Co., Ltd.	78,003
2,529	Otsuka Holdings Co., Ltd.	110,219
14,250	Persol Holdings Co., Ltd.	196,463
6,313	Pigeon Corp.	244,345
15,072	Pola Orbis Holdings, Inc.	263,135
8,678	Rakuten, Inc.	76,653
11,724	Recruit Holdings Co., Ltd.	403,191
42,166	Resona Holdings, Inc.	144,288
582	Rinnai Corp.	48,738
19,105	Ryohin Keikaku Co., Ltd.	271,741
4,071	Seiko Epson Corp.	46,636
18,161	Sekisui House, Ltd.	346,733
3,693	Seven & I Holdings Co., Ltd. - Series A	120,811
2,282	Sharp Corp.	24,473
1,181	Shimadzu Corp.	31,529
1,129	Shimamura Co., Ltd.	76,469
1,337	Shin-Etsu Chemical Co., Ltd.	156,912
13,619	Shinsei Bank, Ltd.	164,725
548	Shionogi & Co., Ltd.	34,378
5,821	Shiseido Co., Ltd.	370,918
2,915	Showa Denko KK	65,796

339	SMC Corp.	174,219
1,327	SoftBank Group Corp.	66,917
7,541	Sony Corp.	520,557
981	Square Enix Holdings Co., Ltd.	49,701
2,402	SUMCO Corp.	36,929
16,367	Sumitomo Corp.	188,244
10,968	Sumitomo Dainippon Pharma Co., Ltd.	151,990
2,254	Sumitomo Metal Mining Co., Ltd.	63,495
10,559	Sumitomo Mitsui Financial Group, Inc.	297,994
4,758	Sumitomo Mitsui Trust Holdings, Inc.	134,082
23,559	Sumitomo Rubber Industries, Ltd.	233,340
7,070	Sundrug Co., Ltd.	233,987
2,855	Sysmex Corp.	219,155
5,391	T&D Holdings, Inc.	46,304
5,040	Taiheiyo Cement Corp.	117,100
795	Taisho Pharmaceutical Holdings Co., Ltd.	48,787
5,406	Takeda Pharmaceutical Co., Ltd.	194,227
515	TDK Corp.	51,269
1,776	Terumo Corp.	67,599
12,798	The Yokohama Rubber Co., Ltd.	180,964
929	THK Co., Ltd.	23,130
498	Toho Gas Co., Ltd.	24,891
11,614	Tohoku Electric Power Co., Inc.	110,328
997	Tokyo Electron, Ltd.	246,004
6,897	Tokyo Gas Co., Ltd.	165,146
37,272	Toray Industries, Inc.	175,925
1,424	Toyo Suisan Kaisha, Ltd.	79,564
1,779	Toyoda Gosei Co., Ltd.	37,170
7,006	Toyota Motor Corp.	440,566
11,648	Toyota Tsusho Corp.	297,039
1,343	Trend Micro, Inc.	75,053
2,432	Tsuruha Holdings, Inc.	335,891
2,478	Unicharm Corp.	101,629
5,756	Welcia Holdings Co., Ltd.	465,011
40,904	Yamada Denki Co., Ltd.	202,900
680	Yamaha Corp.	32,072
14,269	Yamazaki Baking Co., Ltd.	245,102
5,944	Z Holdings Corp.	29,171
15,136	ZOZO, Inc.	337,414
		27,315,277
	Luxembourg - 0.43%
36,672	ArcelorMittal SA (a)	388,423
146	Eurofins Scientific SE	92,087
4,895	SES SA	33,447
3,936	Tenaris SA	25,578
		539,535
	Netherlands - 4.49%
14,821	ABN AMRO Group NV	127,544
99	Adyen NV (a)	144,093
79,252	Aegon NV	234,265
566	Akzo Nobel NV	50,850
15,908	Altice Europe NV (a)	61,524

2,308	ASML Holding NV	844,293
6,176	Exor NV	354,484
1,464	Ferrari NV	250,775
2,425	Heineken Holding NV	198,478
582	Heineken NV	53,657
28,833	ING Groep NV	200,991
22,273	Koninklijke Ahold Delhaize NV	607,027
1,334	Koninklijke DSM NV	185,182
9,094	Koninklijke Philips NV (a)	424,851
2,532	Koninklijke Vopak NV	134,024
8,411	NN Group NV	282,674
2,437	Qiagen NV (a)	104,973
5,342	Randstad Holding NV	238,867
9,706	STMicroelectronics NV	264,568
7,808	Unilever NV	416,303
4,965	Wolters Kluwer NV	387,793
		5,567,216
	New Zealand - 0.34%
6,669	a2 Milk Co., Ltd. (a)	87,295
7,064	Fisher & Paykel Healthcare Corp., Ltd.	162,732
23,248	Mercury NZ Ltd.	70,828
15,343	Meridian Energy, Ltd.	47,829
17,409	Spark New Zealand, Ltd.	51,507
		420,191
	Norway - 0.36%
7,918	Gjensidige Forsikring ASA (a)	146,295
9,998	Orkla ASA	87,778
8,709	Schibsted ASA - Class B (a)	205,712
		439,785
	Portugal - 0.36%
46,949	EDP - Energias de Portugal SA	224,099
12,880	Jeronimo Martins SGPS SA	225,398
		449,497
	Singapore - 1.47%
13,194	DBS Group Holdings, Ltd.	198,528
15,105	Jardine Cycle & Carriage, Ltd.	220,435
26,845	Oversea-Chinese Banking Corp., Ltd.	174,970
78,960	Singapore Exchange, Ltd.	475,154
13,823	Singapore Telecommunications, Ltd.	24,590
15,474	United Overseas Bank, Ltd.	226,104
84,970	Wilmar International, Ltd.	251,322
379,623	Yangzijiang Shipbuilding Holdings, Ltd.	255,560
		1,826,663
	Spain - 2.44%
19,865	ACS, Actividades de Construccion y Servicios SA	510,507
658	Aena SME SA (a)	88,002
4,377	Amadeus IT Holdings SA - Class A	229,801
106,373	Banco Santander SA	260,236
4,126	Cellnex Telecom SA	252,006
2,125	Enagas SA	51,985
3,702	Endesa SA	91,832
6,565	Ferrovial SA	175,481

1,762	Grifols SA	53,579
45,932	Iberdrola SA	536,239
13,892	Industria de Diseno Textil SA	368,601
44,641	Mapfre SA	79,714
26,036	Repsol SA	230,052
18,492	Telefonica SA	88,443
		3,016,478
	Sweden - 2.78%
1,290	Assa Abloy AB - Series B	26,403
8,172	Atlas Copco AB - Class A	348,008
4,153	Atlas Copco AB - Class B	154,317
2,834	Epiroc AB - Class A	35,511
4,137	Epiroc AB - Class B	50,807
3,800	Essity AB - Class B (a)	123,201
7,634	Evolution Gaming Group AB	453,426
27,595	Hennes & Mauritz AB - Series B	402,785
448	Hexagon AB - Class B (a)	26,309
9,979	Husqvarna AB - Class B	82,128
1,010	ICA Gruppen AB	48,010
4,512	Investment AB Latour	81,921
4,173	Investor AB - B Shares	221,369
965	Kinnevik AB - Class B	25,473
2,665	L E Lundbergforetagen AB - Series B (a)	121,481
7,130	Nibe Industrier AB (a)	158,142
11,856	Skanska AB - Class B (a)	242,044
3,629	SKF AB - B Shares	67,839
8,135	Svenska Cellulosa AB - Series B (a)	97,304
6,600	Swedish Match AB	465,667
6,963	Tele2 AB - B Shares	92,690
13,828	Telefonaktiebolaget LM Ericsson - Series B	128,180
		3,453,015
	Switzerland - 8.29%
2,712	ABB, Ltd.	61,516
2,918	Adecco Group AG	137,542
637	Banque Cantonale Vaudoise	62,033
1	Chocoladefabriken Lindt & Spruengli AG	86,257
426	Cie Financiere Richemont SA	27,477
1,669	Coca-Cola HBC AG	41,780
37,981	Credit Suisse Group AG	395,187
62	Givaudan SA	231,754
2,024	Kuehne & Nagel International AG (a)	337,135
4,312	LafargeHolcim, Ltd.	189,970
3,778	Logitech International SA	247,570
429	Lonza Group AG	227,240
21,462	Nestle SA	2,379,505
16,946	Novartis AG	1,476,354
438	Partners Group Holding AG	398,883
6,481	Roche Holdings AG	2,245,339
121	SGS SA	296,407
367	Sika AG	70,748
699	Sonova Holding AG (a)	139,923
221	Straumann Holding AG	191,052

96	Swiss Life Holding AG	35,714
1,426	Swiss Prime Site AG	132,283
133	Swisscom AG	69,745
180	Temenos AG	27,976
559	The Swatch Group AG - Group I	112,198
2,516	The Swatch Group AG - Group N	98,943
16,125	UBS Group AG	186,229
163	Vifor Pharma AG	24,660
1,002	Zurich Insurance Group AG	355,039
		10,286,459
	United Kingdom - 11.40%
15,937	Admiral Group PLC	451,955
5,790	Anglo American PLC	133,478
4,729	Ashtead Group PLC	159,523
3,495	Associated British Foods PLC	82,636
9,181	AstraZeneca PLC	955,504
60,490	Auto Trader Group PLC	393,834
2,539	AVEVA Group PLC	128,735
76,040	Aviva PLC	257,727
17,212	BAE Systems PLC	102,918
16,422	Barclays PLC	23,168
3,935	Berkeley Group Holdings PLC	202,653
3,359	BHP Group PLC	68,735
38,261	BP PLC	146,579
14,115	British American Tobacco PLC	541,348
3,603	Bunzl PLC	96,643
18,946	Burberry Group PLC	374,374
4,211	Coca-Cola European Partners PLC	159,007
8,583	Compass Group PLC	118,089
5,649	Diageo PLC	187,757
44,173	Evraz PLC	156,508
5,121	Experian PLC	179,741
5,660	Ferguson PLC	462,797
47,719	GlaxoSmithKline PLC	963,906
206,203	Glencore PLC	439,254
5,451	Halma PLC	155,300
20,564	Hargreaves Lansdown PLC	414,695
5,512	Hikma Pharmaceuticals PLC	151,255
22,784	HSBC Holdings PLC	105,890
3,972	Imperial Brands PLC	75,613
152,021	J. Sainsbury PLC	393,423
40,986	JD Sports Fashion PLC	315,454
19,269	Kingfisher PLC	53,013
104,147	Legal & General Group PLC	283,929
2,565	London Stock Exchange Group PLC	266,747
183,237	M&G PLC	380,480
20,470	National Grid PLC	249,741
4,329	Next PLC	262,098
6,058	Ocado Group PLC (a)	152,239
3,865	Persimmon PLC (a)	109,385
2,227	Prudential PLC	33,557
1,704	Reckitt Benckiser Group PLC	156,765

15,039	RELX PLC	348,088
22,679	Rentokil Initial PLC	143,403
3,901	Rio Tinto PLC	219,534
8,276	Rolls-Royce Holdings PLC (a)	29,219
102,135	Royal Bank of Scotland Group PLC	153,329
21,568	Royal Dutch Shell PLC - Class A	345,330
20,729	Royal Dutch Shell PLC - Class B	314,257
884	Schroders PLC	32,264
4,793	Severn Trent PLC	146,684
16,823	Smith & Nephew PLC	313,473
394	Spirax-Sarco Engineering PLC	48,505
12,215	SSE PLC	206,837
19,819	Standard Chartered PLC	107,434
9,300	Standard Life Aberdeen PLC	30,817
40,987	Tesco PLC	115,282
39,771	The Sage Group PLC	330,135
6,067	Unilever PLC	327,260
6,957	United Utilities Group PLC	78,174
201,080	Vodafone Group PLC	319,668
17,962	Wm Morrison Supermarkets PLC	42,314
19,007	WPP PLC	148,184
		14,146,644
	Total Common Stocks (Cost $106,375,236)	119,760,964

	INVESTMENT COMPANIES - 1.19%
	Canada - 0.10%
4,952	iShares MSCI Canada ETF	128,158
	Japan - 1.09%
22,177	iShares MSCI EAFE ETF (b)	1,349,914
	Total Investment Companies (Cost $1,364,189)	1,478,072

	PARTICIPATORY NOTES - 0.10%
	Switzerland - 0.10%
11	Chocoladefabriken Lindt & Spruengli AG (d)	90,853
129	Schindler Holding AG (d)	30,529
	Total Participatory Notes (Cost $122,893)	121,382

	PREFERRED STOCKS - 0.25%
	Germany - 0.25%
4,155	Fuchs Petrolub SE - Preference Shares	167,004
442	Sartorius AG - Preference Shares	145,881
	Total Preferred Stocks (Cost $335,226)	312,885

	REAL ESTATE INVESTMENT TRUSTS - 0.61%
	Australia - 0.11%
11,274	Goodman Group	116,327
10,821	Stockland	25,092
		141,419
	Canada - 0.03%
1,123	Canadian Apartment Properties	40,193
	France - 0.04%
732	ICADE	51,114

	Japan - 0.16%
21	Daiwa House REIT Investment Corp.	49,405
49	Nippon Prologis REIT, Inc.	148,893
		198,298
	Singapore - 0.11%
93,316	Mapletree Logistics Trust	131,007
	United Kingdom - 0.16%
18,142	Segro PLC	200,650
	Total Real Estate Investment Trusts (Cost $700,294)	762,681

	SHORT TERM INVESTMENTS - 0.00% (e)
	Money Market Funds - 0.00% (e)
	DWS Government Money Market Series - Institutional Shares
590	Effective Yield, 0.12%, (c)	590
	Total Short Term Investments (Cost $590)	590

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.14%
	Investments Purchased with Proceeds from Securities Lending - 2.14%
	Mount Vernon Liquid Assets Portfolio, LLC
2,653,101	Effective Yield, 0.33% (c)	2,653,101
	Total Investments Purchased with Proceeds from Securities Lending (Cost $2,653,101)	2,653,101

	Total Investments (Cost $111,551,529) - 100.81%	125,089,675
	Liabilities in Excess of Other Assets - (0.81)%	(1,005,285)
	TOTAL NET ASSETS - 100.00%	$124,084,390

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2020.
(d)	Represents the value of the underlying security.
(e)	Less than 0.01%.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold seperately.
(g)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security totals $135,396, which represents 0.11% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt
LN -	London Stock Exchange
EB -	Cboe European Equities

GuideMark® World ex-US Fund
Schedule of Investments by Industry (Unaudited)
June 30, 2020

COMMON STOCKS
Aerospace & Defense	0.23%
Air Freight & Logistics	0.61%
Airlines	0.53%
Auto Components	1.16%
Automobiles	1.26%
Banks	5.45%
Beverages	1.14%
Biotechnology	0.85%
Building Products	0.61%
Capital Markets	3.84%
Chemicals	1.83%
Commercial Services & Supplies	0.43%
Communications Equipment	0.10%
Construction & Engineering	2.36%
Construction Materials	0.66%
Consumer Finance	0.02%
Containers & Packaging	0.10%
Distributors	0.18%
Diversified Consumer Services	0.02%
Diversified Financial Services	1.43%
Diversified Telecommunication Services	2.51%
Electric Utilities	2.31%
Electrical Equipment	0.60%
Electronic Equipment, Instruments & Components	1.25%
Energy Equipment & Services	0.02%
Entertainment	0.08%
Food & Staples Retailing	4.76%
Food Products	3.67%
Gas Utilities	0.33%
Health Care Equipment & Supplies	3.41%
Health Care Providers & Services	0.19%
Health Care Technology	0.16%
Hotels, Restaurants & Leisure	0.90%
Household Durables	1.56%
Household Products	0.74%
Independent Power and Renewable Electricity Producers	0.09%
Industrial Conglomerates	0.83%
Insurance	5.09%
Interactive Media & Services	0.91%
Internet & Direct Marketing Retail	1.06%
Internet Software & Services	0.02%
IT Services	2.27%
Leisure Products	0.14%
Life Sciences Tools & Services	0.66%
Machinery	1.78%
Marine	0.84%
Media	0.77%
Metals & Mining	3.24%
Multiline Retail	0.80%
Multi-Utilities	0.81%
Oil, Gas & Consumable Fuels	3.66%
Paper & Forest Products	0.11%

Personal Products	1.99%
Pharmaceuticals	9.81%
Professional Services	1.93%
Real Estate Management & Development	0.54%
Road & Rail	0.28%
Semiconductors & Semiconductor Equipment	1.71%
Software	2.12%
Specialty Retail	1.63%
Technology Hardware, Storage & Peripherals	0.45%
Textiles, Apparel & Luxury Goods	3.38%
Tobacco	0.87%
Trading Companies & Distributors	2.21%
Transportation Infrastructure	0.19%
Water Utilities	0.18%
Wireless Telecommunication Services	0.85%
TOTAL COMMON STOCKS	96.52%

INVESTMENT COMPANIES
Exchange Traded Funds	1.19%
TOTAL INVESTMENT COMPANIES	1.19%

PARTICIPATORY NOTES
Food Products	0.08%
Machinery	0.02%
TOTAL PARTICIPATORY NOTES	0.10%

PREFERRED STOCKS
Chemicals	0.13%
Health Care Equipment & Supplies	0.12%
TOTAL PREFERRED STOCKS	0.25%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.61%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.61%

SHORT TERM INVESTMENTS
Money Market Funds	0.00%
TOTAL SHORT TERM INVESTMENTS	0.00%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	2.14%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	2.14%

TOTAL INVESTMENTS	100.81%
Liabilities in Excess of Other Assets	(0.81)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.